Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Summary of Finance Lease Liabilities
The information pertaining to obligations under finance leases is as follows:

	September 30,	December 31,
	2021	2020
Obligations under finance leases	$24,433	$15,574
Less current portion	6,966	3,265

Non-current obligations under finance leases	$17,467	$12,309

Summary of Finance Lease Cost
The components of finance lease cost recognized in the condensed consolidated statements of operations and comprehensive income (loss) are as follows:

	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Amortization expense for equipment under finance leases	$1,090	$818	$2,928	$2,307
Interest expense on finance lease liabilities	210	165	566	461

Finance lease cost	$1,300	$983	$3,494	$2,768

Summary of Undiscounted Cash Flows For Finance Leases
Undiscounted cash flows for finance leases recorded in the condensed consolidated balance sheet as of September 30, 2021 are as follows.

October 1 to December 31, 2021	$2,053
2022	7,650
2023	5,917
2024	5,367
2025	3,686
Thereafter	2,364

Total minimum lease payments	27,037
Less amount of lease payments representing interest	2,604

Present value of future minimum lease payments	24,433
Less current portion	6,966

Non-current obligations under finance leases	$17,467

Summary of Finance Lease Term and Discount Rates
The lease term and discount rates are as follows:

	September 30, 2021	December 31, 2020
Weighted average remaining lease term - finance leases (years)	4.0	4.9
Weighted average discount rate - finance leases	5.1%	4.6%
Supplemental cash flow information related to finance leases is as follows:

Summary of Supplemental Cash Flow Information Related to Finance Leases
The lease term and discount rates are as follows:

	September 30, 2021	December 31, 2020
Weighted average remaining lease term - finance leases (years)	4.0	4.9
Weighted average discount rate - finance leases	5.1%	4.6%
Supplemental cash flow information related to finance leases is as follows:

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Operating cash flows from finance l e ases	$558	$461
Financing cash flows from finance leases	2,720	905
Right-of-use assets obtained in exchange for finance lease obligations	1,070	5,991

Summary of Operating Lease Liabilities
The information pertaining to obligations under operating leases is as follows:

	September 30, 2021	December 31, 2020
Obligations under operating leases	$224,677	$132,299
Less current portion	24,554	9,345

Non-current obligations under operating leases	$200,123	$122,954

Summary of Operating Lease Cost
The components of operating lease cost recognized in the condensed consolidated statements of operations and comprehensive income (loss) are as follows:

	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Operating lease cost	$6,854	$5,161	$17,246	$15,508
Variable lease cost	1,209	573	3,238	3,561
Short-term lease cost	172	84	274	210

Total operating lease cost	$8,235	$5,818	$20,758	$19,279

Summary of Undiscounted Cash Flows For Operating Leases
Undiscounted cash flows for operating leases recorded in the condensed consolidated balance sheet as of September 30, 2021 are as follows.

October 1 to December 31, 2021	$9,252
2022	36,271
2023	33,809
2024	31,046
2025	26,469
Thereafter	197,106

Total minimum lease payments	333,953
Less amount of lease payments representing interest	109,276

Present value of future minimum lease payments	224,677
Less current portion	24,554

Non-current obligations under operating leases	$200,123

Summary of Operating Lease Term and Discount Rates	The lease term and discount rates are as follows:

	September 30 , 2021	December 31, 2020
Weighted average remaining lease term - operating leases (years)	11.4	12.7
Weighted average discount rate - operating leases	5.8%	7.4%

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating
leases
is as follows:

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Operating cash flows from operating leases	$14,575	$12,508
Right-of-use assets obtained in exchange for operating lease obligations	2 , 023	16,099